COST REDUCTION ACTIONS (Tables)	12 Months Ended
Jan. 03, 2015
Cost Reduction Actions
Restructuring charges and payments

     During 2014, restructuring charges and payments were as follows:

(In millions)	Accrual at December 28, 2013	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at January 3, 2015

2014 Actions
Severance and related costs	$–	$55.1	$(35.6)	$–	$(2.7)	$16.8
Asset impairment charges	–	10.8	–	(10.8)	–	–
Lease cancellation costs	–	.6	(.5)	–	–	.1
2012 Program
Severance and related costs	6.6	(.4)	(5.2)	–	(.2)	.8
Lease and other contract cancellation costs	.2	–	(.2)	–	–	–

Total	$6.8	$66.1	$(41.5)	$(10.8)	$(2.9)	$17.7

     During 2013, restructuring charges and payments were as follows:

(In millions)	Accrual at December 29, 2012	Charges, net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 28, 2013

2012 Program
Severance and related costs	$20.7	$27.2	$(41.0)	$–	$(.3)	$6.6
Lease and other contract cancellation costs	.1	3.4	(3.3)	–	–	.2
Asset impairment charges	–	9.7	–	(9.7)	–	–
2011 Actions
Severance and related costs	.1	–	(.1)	–	–	–

Total	$20.9	$40.3	$(44.4)	$(9.7)	$(.3)	$6.8

Total amount of restructuring costs incurred by reportable segment and Corporate

(In millions)	2014	2013	2012

Restructuring costs by reportable segment and Corporate
Pressure-sensitive Materials	$40.2	$10.8	$34.1
Retail Branding and Information Solutions	21.3	28.5	17.8
Vancive Medical Technologies	4.2	.1	.9
Corporate	.4	.9	3.0

Continuing operations	66.1	40.3	55.8

Discontinued operations	–	–	.6

Total	$66.1	$40.3	$56.4